Schedule I - Condensed Financial Information of Registrant - Condensed Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 939	$ 879	$ 431	$ 1,554
Total assets	21,190	10,929	15,336
Liabilities and Shareholders’ Equity
Deferred and accrued taxes	29	170
Total liabilities	18,460	8,997
Total shareholders’ equity	2,730	1,932	2,001	$ 1,232
Total liabilities and shareholders’ equity	21,190	10,929
Springleaf Holdings, Inc.
Assets
Cash and cash equivalents	1	6	$ 6
Investment in subsidiaries	2,688	1,825
Note receivable from affiliate	134	239
Receivable from affiliates	1	0
Total assets	2,824	2,070
Liabilities and Shareholders’ Equity
Payable to affiliate	10	8
Deferred and accrued taxes	5	1
Total liabilities	15	9
Total shareholders’ equity	2,809	2,061
Total liabilities and shareholders’ equity	$ 2,824	$ 2,070